Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables - gold sales and copper concentrate	$ 40.7	$ 23.6
Trade receivables - other	9.1	18.1
Receivables due from the sale of Tarkwa mining fleet	0.0	26.5
Deposits	0.1	0.1
Payroll receivables	5.3	2.4
Prepayments	106.4	42.5
Value added tax and import duties	74.3	16.0
Diesel rebate	0.9	0.9
Other	3.3	5.9
Total trade and other receivables	$ 240.1	$ 136.0